CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Member Units
Common stock, par value (in usd per share)		$ 0.000001
Common unit, authorized (in units)		54,761,000
Common unit, issued (in units)		54,761,000
Common units, outstanding (in units)		54,761,000
Class A Common Stock
Common stock, par value (in usd per share)	$ 0.0001
Common stock shares authorized (in shares)	1,000,000,000
Common stock issued (in shares)	83,913,000
Common stock, shares outstanding (in shares)	83,913,000
Class B Common Stock
Common stock, par value (in usd per share)	$ 0.0001
Common stock shares authorized (in shares)	150,000,000
Common stock issued (in shares)	73,987,000
Common stock, shares outstanding (in shares)	73,987,000
Class B Redeemable Preferred Units
Redeemable Preferred Units, authorized (in units)		25,920,000
Redeemable Preferred Units, issued (in units)		25,920,000
Redeemable Preferred Units, outstanding (in units)	0	25,920,000
Class C Redeemable Preferred Units
Redeemable Preferred Units, authorized (in units)		11,895,000
Redeemable Preferred Units, issued (in units)		11,895,000
Redeemable Preferred Units, outstanding (in units)	0	11,895,000
Class A Preferred Units
Preferred unit, authorized (in units)		5,060,000
Preferred units, issued (in units)		5,060,000
Preferred units, outstanding (in units)		5,060,000
Class A Preferred Units | Member Units
Preferred units, outstanding (in units)		5,060,000
Class A-1 Preferred Units
Preferred unit, authorized (in units)		5,007,000
Preferred units, issued (in units)		5,007,000
Preferred units, outstanding (in units)		5,007,000
Class A-1 Preferred Units | Member Units
Preferred units, outstanding (in units)		5,007,000